Long-term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 650.0	$ 585.0
Senior Notes, Noncurrent	375.0	0
Total Long-term debt	1,025.0	585.0
Interest rate swap period (in years)	4 years
Domestic Line Of Credit [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	745.0
Line of Credit Facility, Interest Rate at Period End	2.05%	2.05%
Line of credit facility, expiration date	Jun. 28, 2016
Revolving credit facility period (in years)	P5Y
Interest rate description	Interest at Base Rate or LIBOR plus applicable margin
Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.875%
Line of credit facility, initiation date	Dec. 12, 2012
Line of credit facility, expiration date	Dec. 15, 2020
Prepaid interest	20.2
Other prepaid expense	19.3
Redemption on Notes	35.00%
2011 Credit Facility [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	770.0
Remaining borrowing capacity	119.0
Line of credit facility, initiation date	Oct. 18, 2005
Line of credit facility, expiration date	Jun. 28, 2016
Interest rate description	The base rate of U.S. dollar-denominated loans is defined as the higher of the Bank of America prime rate or the Federal Funds rate plus 0.50%.
Credit facility commitment fee, minimum (in hundredths)	0.375%
Credit facility commitment fee, maximum (in hundredths)	0.50%
Compliance with covenants	The Company was in compliance with all covenants
Option to increase domestic	250.0
Deferred financing costs	6.2
2012 Credit Agreement [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	350.0
Interest rate description	LIBOR plus the applicable margin or Base Rate plus the applicable margin
Equity interest of subsidiary guarantor (in hundredths)	100.00%
Equity voting rights of subsidiary (in hundredths)	65.00%
Initial unused commitment fee (in hundredths)	0.50%
Unused commitment fee (in hundredths)	0.375%
Total net leverage ratio	3.50
2012 Credit Agreement [Member] | Term A Facility [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	550.0
2012 Credit Agreement [Member] | Term A Facility [Member] | Adjusted Libor [Member]
Line of Credit Facility [Line Items]
Index rate or LIBOR plus (in hundredths)	3.00%
2012 Credit Agreement [Member] | Term A Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Index rate or LIBOR plus (in hundredths)	2.00%
2012 Credit Agreement [Member] | Term B Facility [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	870.0
2012 Credit Agreement [Member] | Term B Facility [Member] | Adjusted Libor [Member]
Line of Credit Facility [Line Items]
Index rate or LIBOR plus (in hundredths)	4.00%
2012 Credit Agreement [Member] | Term B Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Index rate or LIBOR plus (in hundredths)	3.00%
Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	25.0
Line of credit facility, expiration date	Jun. 28, 2016
Revolving credit facility period (in years)	P5Y
Interest rate description	Interest at Base Rate or LIBOR plus applicable margin
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Letter of credit amount outstanding	$ 1.0